Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended
		Mar. 04, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount					$ 100,000,000	$ 75,000,000
Aggregate Payment				$ 12,054,000
Cash dividend declared per common shares				$ 0.25
Payment Date		Mar. 15, 2022		Mar. 15, 2022
Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	[1]	$ 0.44
Aggregate Payment		$ 2,625,000
Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	[1]	$ 0.39
Aggregate Payment		$ 2,344,000
Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount							$ 25,000,000
Subsequent Event
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount			$ 50,000
Cash dividend declared per common shares			$ 0.25
Payment Date			Jun. 15, 2022
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share			$ 0.44
Aggregate Payment			$ 2,625,000
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share			$ 0.39
Aggregate Payment			$ 2,344,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount			200,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount			$ 250,000

[1]	Rounded to the nearest whole cent.